Item 1. Schedule of Investments:

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Putnam RetirementReady Funds

QUARTERLY PORTFOLIO HOLDINGS

4-30-05

Putnam RetirementReady Funds
The funds' portfolios
April 30, 2005 (Unaudited)

	2045		2040		2035
	Fund		Fund		Fund
EQUITY FUNDS *	94.4%		94.0%		89.1%
	Shares	Value	Shares	Value	Shares	Value
The Putnam Fund for Growth and Income	191,889	$3,584,482	255,224	$4,767,594	480,971	$8,984,535
Putnam Capital Opportunities Fund	187,719	2,087,436	249,900	2,778,881	458,326	5,096,585
Putnam International Equity Fund	190,548	4,426,426	246,218	5,719,656	452,184	10,504,234
Putnam Voyager Fund	219,220	3,468,058	290,395	4,594,053	545,682	8,632,690
Total Equity Funds
(cost $13,875,724, $18,090,032, $33,505,771)		$13,566,402		$17,860,184		$33,218,044

FIXED INCOME FUNDS *	5.2%		5.7%		10.8%
	Shares	Value	Shares	Value	Shares	Value
Putnam Income Fund	84,372	581,325	138,975	957,536	434,278	2,992,175
Putnam Money Market Fund	167,101	167,101	124,429	124,429	1,039,655	1,039,655
Total Fixed Income Funds
(cost $747,751, $1,081,339, $4,031,486)		$748,426		$1,081,965		$4,031,830
Total Investments		$14,314,828		$18,942,149		$37,249,874
Cost of Investments (a)		$14,623,475		$19,171,371		$37,537,257

*Percentages indicated are based on net assets of $14,367,718, $18,991,119 and $37,289,904, respectively.

Putnam RetirementReady Funds
The funds' portfolios
April 30, 2005 (Unaudited)

	2030		2025		2020
	Fund		Fund		Fund
EQUITY FUNDS *	84.0%		79.1%		70.0%
	Shares	Value	Shares	Value	Shares	Value
The Putnam Fund for Growth and Income	724,080	$13,525,825	1,146,486	$21,416,351	1,187,755	$22,187,255
Putnam Capital Opportunities Fund	668,143	7,429,745	1,022,388	11,368,955	1,014,509	11,281,336
Putnam International Equity Fund	656,821	15,257,945	1,002,122	23,279,307	804,022	18,677,440
Putnam Voyager Fund	822,319	13,009,094	1,299,671	20,560,795	1,344,110	21,263,811
Total Equity Funds
(cost $49,729,592, $76,966,051, $74,035,680)		$49,222,609		$76,625,408		$73,409,842

FIXED INCOME FUNDS *	15.9%		20.9%		30.0%
	Shares	Value	Shares	Value	Shares	Value
Putnam Income Fund	1,025,832	7,067,984	2,111,362	14,547,283	3,212,183	22,131,937
Putnam Money Market Fund	2,259,284	2,259,284	5,681,606	5,681,606	9,308,946	9,308,946
Total Fixed Income Funds
(cost $9,327,242, $20,233,258, $31,440,713)		$9,327,268		$20,228,889		$31,440,883
Total Investments		$58,549,877		$96,854,297		$104,850,725
Cost of Investments (a)		$59,056,834		$97,199,309		$105,476,393

*Percentages indicated are based on net assets of $58,580,002, $96,864,628 and $104,864,525, respectively.

Putnam RetirementReady Funds
The funds' portfolios
April 30, 2005 (Unaudited)

	2015		2010		Maturity
	Fund		Fund		Fund
EQUITY FUNDS *	57.1%		36.9%		24.7%
	Shares	Value	Shares	Value	Shares	Value
The Putnam Fund for Growth and Income	1,228,270	$22,944,078	556,702	$10,399,194	236,726	$4,422,054
Putnam Capital Opportunities Fund	1,114,828	12,396,882	487,573	5,421,813	192,060	2,135,711
Putnam International Equity Fund	628,532	14,600,786	143,075	3,323,648	--	--
Putnam Voyager Fund	1,388,816	21,971,070	627,281	9,923,581	266,536	4,216,603
Total Equity Funds
(cost $72,267,919, $29,397,896, $11,022,515)		$71,912,816		$29,068,236		$10,774,368

FIXED INCOME FUNDS *	42.9%		63.1%		75.2%
	Shares	Value	Shares	Value	Shares	Value
Putnam Income Fund	5,318,427	36,643,960	4,494,441	30,966,700	2,878,558	19,833,264
Putnam Money Market Fund	17,447,450	17,447,450	18,815,994	18,815,994	13,009,438	13,009,438
Total Fixed Income Funds
(cost $54,107,434, $49,779,231, $32,827,914)		$54,091,410		$49,782,694		$32,842,702
Total Investments		$126,004,226		$78,850,930		$43,617,070
Cost of Investments (a)		$126,375,353		$79,177,127		$43,850,429

*Percentages indicated are based on net assets of $126,009,330, $78,876,125 and $43,690,718, respectively.

NOTES

(a) The aggregate identified cost on a financial reporting and tax basis is the same.

Security valuation The price of each fund’s shares is based on its net asset value (NAV), which is in turn based on the NAVs of the underlying Putnam funds in which it invests. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open. Each underlying Putnam fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value. Each underlying Putnam fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect an underlying Putnam fund’s NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a fund’s shares may change on days when shareholders are not able to buy or sell them. If events materially affecting the values of an underlying Putnam fund’s foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these investments will be valued at their fair value. In addition, the closing prices for securities in foreign markets or on foreign exchanges that close prior to the close of the New York Stock Exchange may not fully reflect events that occur after such close but before the close of the New York Stock Exchange.As a result, each underlying Putnam Fund has adopted fair value pricing procedures, which, among other things, require the funds’ to fair value foreign equity securities if there has been a movement in the U.S. market that exceeds a specified threshold. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used to a significant extent.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnamin

Item 2. Controls and Procedures:

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(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:

Not applicable

Item 3. Exhibits:

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A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned,

thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):

/s/ Michael T. Healy

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Michael T. Healy

Principal Accounting Officer

Date: June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of  1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter

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Charles E. Porter

Principal Executive Officer

Date: June 28, 2005

By (Signature and Title):

/s/ Steven D. Krichmar

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Steven D. Krichmar

Principal Financial Officer

Date: June 28, 2005